Description of Business and Summary of Significant Accounting Policies (Details Narrative) (10-K)		3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 06, 2018 shares	Jun. 30, 2020 USD ($)	Mar. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) Segments shares	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Segments shares	Dec. 31, 2018 USD ($)	Feb. 29, 2020 USD ($)	Oct. 31, 2019 USD ($)	Jan. 02, 2019 USD ($)
Number of offering shares of common stock | shares								12,011,269
Net loss		$ (1,866,000)		$ (1,906,000)	$ (3,225,000)	$ (2,089,000)	$ (1,613,972)	$ (5,787,364)
Net cash used in operating activities					(1,344,000)	(518,000)	(1,028,501)	(2,221,320)
Working capital deficiency								113,909
Cash on hand		30,000			30,000		35,820	433,143	$ 35,820
Proceeds from issuance of convertible note payable					563,000			326,800
Allowance of uncollectible accounts
Inventory reserve
Estimated useful lives of equipment								3 years
Impairment of property plant and equipment
Operating lease right-of-use asset, net		680,000			680,000			332,980		$ 432,000
Operating lease liabilities, short-term		167,000			167,000			85,662
Advertising costs					42,000	25,000	27,529	103,401
Research and development costs		167,000		$ 82,000	245,000	$ 82,000	$ 207,600	351,670
Derivative liability fair value		$ 293,000			$ 293,000			$ 400,139			$ 565,195
Operating segments | Segments					1			1
Revenue Benchmark [Member] | Customer One [Member]
Concentration risk percentage					21.00%
Accounts Payable [Member] | Customer One [Member]
Concentration risk percentage					36.00%
Accounts Payable [Member] | Customer Two [Member]
Concentration risk percentage					40.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration risk percentage					18.00%			19.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration risk percentage								12.00%
Accounts Receivable [Member] | No Other Customer [Member]
Concentration risk percentage								10.00%	10.00%
No Customer [Member] | Revenue Benchmark [Member]
Concentration risk percentage						10.00%	10.00%	10.00%
No Vendor [Member]
Concentration risk percentage					10.00%
No Vendor [Member] | Accounts Payable [Member]
Concentration risk percentage					10.00%			10.00%
Convertible Notes Payable [Member]
Potentially dilutive shares outstanding | shares					11,664,520			889,469
Restricted Stock [Member]
Potentially dilutive shares outstanding | shares					4,500,000			8,000,000
Stock Options [Member]
Potentially dilutive shares outstanding | shares					3,030,000			3,290,000
Warrants [Member]
Potentially dilutive shares outstanding | shares								3,000,000
ASC 842 [Member]
Operating lease right-of-use asset, net												$ 420,112
Operating lease liabilities, short-term												$ 420,112
Subsequent Event [Member]
Proceeds from issuance of convertible note payable			$ 153,000
Subscription for shares of common stock received			$ 30,000
Freight Solution [Member]
Shares issued and outstanding percentage	23.00%
Bioanomaly, Inc. [Member]
Business acquisition number of shares issued | shares	21,908,810
Number of offering shares of common stock | shares	6,500,000